Related Party Balance and Transactions - Schedule of Major Related Parties of the Group and Their Relationships with the Group (Details)	6 Months Ended
Jun. 30, 2026
Mr. Xi Zeng [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	Chairman of the board of directors and chief executive officer of the Group
ZX International Ltd. [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that is controlled by the chief executive officer of the Group
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A limited partnership (“LP”) that the Group has significant influence in
Jiushen and an LP it controls (“Jiushen Group”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A group that the Group has significant influence in
Shanghai Chongkai Enterprise Management Center (General Partnership) (“Chongkai”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A general partnership which management or operating policies significantly influenced by the founders and/or management of the Group
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
DeNingbo Meishan Deyan Investment Limited Partnership (“Deyan”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Detong [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Derong [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Ningbo Chunyu Management Limited Partnership (“Chunyu”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	An LP that the Group has significant influence in
Suzhou Tinghaozhu [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[1]
Shanghai Nuancheng [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in
Duoduo Robot and its subsidiaries (“Duoduo Robot Group”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A group that the Group has significant influence in
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[2]
Duo Concierge [Member]
Schedule of Major Related Parties of the Group and Their Relationships with the Group [Line Items]
Relationship with the Group	A company that the Group has significant influence in	[3]

[1]	Suzhou Tinghaozhu was considered as a related party of the Group from October 31, 2024. In May 2025, the Group completed the acquisition of Suzhou Tinghaozhu and it became a consolidated subsidiary of the Group. Transactions between the Group and Suzhou Tinghaozhu from the period of November 1, 2024 and May 6, 2025 are disclosed as related party transactions.
[2]	Shanghai Youxi was considered as a related party of the Group from March 24, 2025. Transactions between the Group and Shanghai Youxi after March 24, 2025 are disclosed as related party transactions.
[3]	Duo Concierge was considered as a related party of the Group from November 21, 2024. In April 2026, the Group completed the acquisition of Duo Concierge and it became a consolidated subsidiary of the Group. Transactions between the Group and Duo Concierge from the period of November 21, 2024 and April 1, 2026 are disclosed as related party transactions.